Reverse Merger Capitalization with 7GC & Co. Holdings Inc. (Tables)	12 Months Ended
Dec. 31, 2023
Business Combination and Asset Acquisition [Abstract]
Schedule of Reconciliation of the Merger to the Company's Consolidated Financial Statements
The following table reconciles the elements of the Merger to the consolidated statements of cash flows:

Recapitalization
Deferred underwriting fees assumed	$4,000,000
Convertible notes payable assumed	2,550,000
Warrant liabilities assumed	460,000
Less: effect on equity	(14,625,462)

Effect of reverse recapitalization, net of transaction costs	$(7,615,462)

The following table reconciles the elements of the Merger to the consolidated statements of changes in stockholders’ deficit:

Recapitalization
Cash	$197,166
Non-cash net working capital assumed	(7,812,628)
Deferred underwriting fees assumed	(4,000,000)
Convertible notes payable assumed	(2,550,000)
Fair value of assumed warrant liabilities	(460,000)
Transaction costs	(3,233,097)

Effect of reverse recapitalization	$(17,858,559)

The effect of the reverse recapitalization above differs from the effect of equity on the consolidated statements of cash flows, due to the transaction costs.